Restricted Share Activity (Parenthetical) (Detail) (Restricted Shares)	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares, Granted	177,000	[1]	0	0
Employee Stock [Member] | IPO [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares, Granted	100,000

[1]	Includes 0.1 million shares granted to certain employees which were deemed granted upon expiration of certain repurchase provisions in connection with the IPO.